Provisions - Main Actuarial Assumptions Used in Telefónica Brazil Plan (Details) - Telefónica Brazil - Foreign defined benefit plans	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Nominal rate of salary increase	5.67%	5.93%
Long-term inflation rate	4.00%	4.25%
Growth rate for medical costs	7.12%	7.38%
Minimum
Disclosure of defined benefit plans [line items]
Discount rate	8.96%	9.46%
Maximum
Disclosure of defined benefit plans [line items]
Discount rate	9.27%	9.88%